SHARE-BASED COMPENSATION - Assumptions (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Black-Scholes option-pricing model, Assumptions:
Risk-free interest rate, minimum	3.10%	0.30%
Risk-free interest rate, maximum	3.60%	1.20%
Expected volatility	64.00%
Expected dividend yield	0.00%	0.00%
Minimum
Black-Scholes option-pricing model, Assumptions:
Expected term (years)	6 years	5 years
Expected volatility		54.00%
Maximum
Black-Scholes option-pricing model, Assumptions:
Expected term (years)	6 years 3 months 18 days	6 years
Expected volatility		58.00%